Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31,
(in thousands)	2019	2018
Software	$126,796	$108,575
Computer hardware	76,558	72,905
Leasehold improvements	54,293	39,666
Furniture, fixtures, and other	28,868	21,116

Total property and equipment	286,515	242,262
Less: accumulated depreciation	(171,825)	(134,140)

Total property and equipment, net	$114,690	$108,122